OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of intangible assets [text block] [Abstract]
Disclosure of intangible assets [text block]

22    Other intangible assets

	The Group						The Bank
	Brands £m	Core deposit intangibles £m	Purchased credit card relation- ships £m	Customer related intangibles £m	Capitalised software enhance- ments £m	Total £m	Capitalised software enhance- ments £m
Cost:
At 1 January 2017	596	2,770	315	471	1,881	6,033	1,583
Acquisition of businesses	–	–	702	–	–	702	–
Additions	–	–	–	–	804	804	749
Disposals	–	–	–	–	(24)	(24)	(1)
At 31 December 2017	596	2,770	1,017	471	2,661	7,515	2,331
Transfers in	–	–	–	–	324	324	–
Additions	–	–	–	–	1,020	1,020	977
Disposals and write-offs	–	–	(15)	–	(52)	(67)	(2)
Disposal of business	(12)	–	–	(421)	(46)	(479)	–
At 31 December 2018	584	2,770	1,002	50	3,907	8,313	3,306
Accumulated amortisation:
At 1 January 2017	171	2,757	311	433	841	4,513	690
Charge for the year	22	13	44	19	255	353	226
Disposals	–	–	–	–	(17)	(17)	–
At 31 December 2017	193	2,770	355	452	1,079	4,849	916
Transfers in	–	–	–	–	117	117	–
Charge for the year (note 9)	23	–	71	12	394	500	328
Disposals and write-offs	–	–	(15)	–	(34)	(49)	–
Disposal of business	(12)	–	–	(414)	–	(426)	–
At 31 December 2018	204	2,770	411	50	1,556	4,991	1,244
Balance sheet amount at 31 December 2018	380	–	591	–	2,351	3,322	2,062
Balance sheet amount at 31 December 2017	403	–	662	19	1,582	2,666	1,415

Included within brands above are assets of £380 million (2017: £380 million) that have been determined to have indefinite useful lives and are not amortised. These brands use the Bank of Scotland name which has been in existence for over 300 years. These brands are well established financial services brands and there are no indications that they should not have an indefinite useful life.

The purchased credit card relationships represent the benefit of recurring income generated from portfolios of credit cards purchased. The balance sheet amount at 31 December 2018 is expected to be amortised over its remaining useful life of nine years.